Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of operating segments [abstract]
Summary of Contributions by Reportable Segments
Reported contributions by reportable segments were as follows:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Revenue[1,2]
Global Integrated Agencies	6,117	6,082
Public Relations	601	618
Specialist Agencies	509	521
	7,227	7,221
Revenue less pass-through costs[1,3]
Global Integrated Agencies	4,595	4,760
Public Relations	568	584
Specialist Agencies	436	467
	5,599	5,811
Headline operating profit[1,4]
Global Integrated Agencies	551	550
Public Relations	80	88
Specialist Agencies	15	28
	646	666
Adjusting items within IFRS operating profit[4]	(223)	(360)
Financing items[5]	(101)	(103)
Earnings from associates - after interest and tax	16	1
Reported profit before tax	338	204

Notes
[1] Prior year figures have been re-presented to reflect the reallocation of a number of businesses between Global Integrated Agencies and Specialist Agencies. The impact of the re-presentation is not material.
[2] Intersegment sales have not been separately disclosed as they are not material.
[3] Revenue less pass-through costs is revenue less media and other pass-through costs. Pass-through costs comprise fees paid to external suppliers where they are engaged to perform part or all of a specific project and are charged directly to clients, predominately media costs.
4     A reconciliation from reported profit before tax to headline operating profit is also provided in Note 11.
[5] Financing items include finance and investment income, finance costs and revaluation and retranslation of financial instruments.

Summary of Contributions by Geographical Area
Reported contributions by geographical area were as follows:

	Six Months Ended 30 June 2024	Six Months Ended 30 June 2023
	£m	£m
Revenue[1]
North America[3]	2,781	2,744
United Kingdom	1,058	1,065
Western Continental Europe	1,458	1,477
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,930	1,935
	7,227	7,221
Revenue less pass-through costs[1]
North America[3]	2,207	2,284
United Kingdom	779	796
Western Continental Europe	1,164	1,179
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	1,449	1,552
	5,599	5,811
Headline operating profit[2]
North America[3]	336	287
United Kingdom	78	98
Western Continental Europe	117	111
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	115	170
	646	666
Notes
[1] Intersegment sales have not been separately disclosed as they are not material.
2     A reconciliation from reported profit before tax to headline operating profit is also provided in Note 11.
[3]    North America includes the US, which has revenue of £2,609 million (2023: £2,579 million), revenue less pass-through costs of £2,071 million (2023: £2,144 million) and headline operating profit of £316 million (2023: £268 million).